Property and equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and equipment, net
Property and equipment, net
4.	Property and equipment, net

Property and equipment, net consists of the following:

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Cost:
Leasehold improvements	443,695	441,663
Equipment, fixture and furniture, and other fixed assets	420,004	425,674
Total cost	863,699	867,337
Less: accumulated depreciation	(503,399)	(524,775)
Property and equipment, net	360,300	342,562

Depreciation expense recognized for the three months ended March 31, 2022 and 2023 was RMB18,761 and RMB21,598 respectively.

4.	Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Cost:
Leasehold improvements	452,030	443,695
Equipment, fixture and furniture, and other fixed assets	407,259	420,004
Total cost	859,289	863,699
Less: accumulated depreciation	(420,274)	(503,399)
Property and equipment, net	439,015	360,300

Depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 was RMB84,003, RMB92,609 and RMB87,473 respectively.